Basic and Diluted Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Loss Per Share
	2019	2018	2017
	(in thousands, except per share data)
	£	£	£
Loss for the year	(21,412)	(13,840)	(23,085)
Basic and diluted weighted average number of shares	32,327	31,972	26,069

	£	£	£
Basic and diluted loss per share	(0.66)	(0.43)	(0.89)